THE ALGER PORTFOLIOS
Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Alger Growth & Income Portfolio
Alger Mid Cap Growth Portfolio
Alger Small Cap Growth Portfolio
Alger Balanced Portfolio
QUARTERLY REPORT
September 30, 2024 (UNAUDITED)

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.2%
AEROSPACE & DEFENSE—2.5%
HEICO Corp.	3,754	$ 981,596
HEICO Corp., Cl. A	31,588	6,436,371
TransDigm Group, Inc.	5,267	7,516,693

		14,934,660
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	8,022	2,113,637
APPLICATION SOFTWARE—4.5%
Adobe, Inc.*	10,630	5,504,001
AppLovin Corp., Cl. A*	138,798	18,120,079
Cadence Design Systems, Inc.*	10,939	2,964,797

		26,588,877
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
Blackstone, Inc.	9,536	1,460,248
AUTOMOBILE MANUFACTURERS—1.2%
Tesla, Inc.*	27,452	7,182,267
BIOTECHNOLOGY—4.9%
Amgen, Inc.	13,175	4,245,117
Ascendis Pharma A/S ADR*	11,045	1,649,129
BioNTech SE ADR*	17,979	2,135,366
Exact Sciences Corp.*	8,870	604,224
Madrigal Pharmaceuticals, Inc.*	5,181	1,099,512
Natera, Inc.*	92,522	11,745,668
Nuvalent, Inc., Cl. A*	13,085	1,338,595
Sarepta Therapeutics, Inc.*	17,287	2,158,973
Vaxcyte, Inc.*	39,625	4,527,949

		29,504,533
BROADLINE RETAIL—8.5%
Alibaba Group Holding Ltd. ADR	2,801	297,242
Amazon.com, Inc.*	229,087	42,685,781
Global-e Online Ltd.*	34,007	1,307,229
MercadoLibre, Inc.*	3,281	6,732,481

		51,022,733
BUILDING PRODUCTS—0.3%
Builders FirstSource, Inc.*	8,421	1,632,495
CASINOS & GAMING—1.4%
DraftKings, Inc., Cl. A*	186,322	7,303,822
Flutter Entertainment PLC*	4,225	1,002,508

		8,306,330
COAL & CONSUMABLE FUELS—0.5%
Cameco Corp.	66,973	3,198,630
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.	11,269	$ 3,359,852
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Wabtec Corp.	13,245	2,407,544
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc.	4,359	2,346,232
COPPER—0.0%
Freeport-McMoRan, Inc.	5,804	289,736
ELECTRIC UTILITIES—1.6%
Constellation Energy Corp.	20,839	5,418,557
NRG Energy, Inc.	43,941	4,003,025

		9,421,582
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Eaton Corp. PLC	10,070	3,337,601
Vertiv Holdings Co., Cl. A	109,928	10,936,737

		14,274,338
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
GFL Environmental, Inc.	354,985	14,156,802
FINANCIAL EXCHANGES & DATA—1.5%
S&P Global, Inc.	17,495	9,038,267
FOOTWEAR—0.2%
On Holding AG, Cl. A*	29,166	1,462,675
HEALTHCARE EQUIPMENT—2.7%
Boston Scientific Corp.*	95,989	8,043,878
Intuitive Surgical, Inc.*	16,225	7,970,856

		16,014,734
INTERACTIVE HOME ENTERTAINMENT—0.6%
Sea Ltd. ADR*	23,571	2,222,274
Take-Two Interactive Software, Inc.*	7,574	1,164,199

		3,386,473
INTERACTIVE MEDIA & SERVICES—10.4%
Alphabet, Inc., Cl. C	75,583	12,636,722
Meta Platforms, Inc., Cl. A	74,714	42,769,282
Pinterest, Inc., Cl. A*	213,025	6,895,619

		62,301,623
INTERNET SERVICES & INFRASTRUCTURE—0.4%
Shopify, Inc., Cl. A*	29,944	2,399,712
LIFE SCIENCES TOOLS & SERVICES—1.1%
Danaher Corp.	22,874	6,359,429
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	4,997	2,921,646
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
MOVIES & ENTERTAINMENT—3.4%
Liberty Media Corp. Series C Liberty Formula One *	68,091	$ 5,272,286
Netflix, Inc.*	14,253	10,109,226
Spotify Technology SA*	13,691	5,045,544

		20,427,056
PASSENGER GROUND TRANSPORTATION—0.1%
Uber Technologies, Inc.*	12,023	903,649
PHARMACEUTICALS—1.3%
Eli Lilly & Co.	8,448	7,484,421
SEMICONDUCTORS—20.1%
Advanced Micro Devices, Inc.*	26,467	4,342,705
Astera Labs, Inc.*	67,428	3,532,553
Broadcom, Inc.	111,272	19,194,420
Marvell Technology, Inc.	32,975	2,378,157
Micron Technology, Inc.	29,798	3,090,351
NVIDIA Corp.	613,152	74,461,179
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	75,423	13,098,712

		120,098,077
SPECIALTY CHEMICALS—0.2%
Ecolab, Inc.	4,738	1,209,754
SYSTEMS SOFTWARE—14.4%
Microsoft Corp.	192,563	82,859,859
ServiceNow, Inc.*	3,200	2,862,048

		85,721,907
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	170,247	39,667,551
Dell Technologies, Inc., Cl. C	22,755	2,697,378

		42,364,929
TRADING COMPANIES & DISTRIBUTORS—0.1%
Ferguson Enterprises, Inc.	4,357	865,169
TRANSACTION & PAYMENT PROCESSING SERVICES—1.9%
Block, Inc.*	10,230	686,740
Visa, Inc., Cl. A	38,211	10,506,114

		11,192,854
TOTAL COMMON STOCKS (Cost $300,088,226)		586,352,871
PREFERRED STOCKS—0.0%
DIVERSIFIED FINANCIAL SERVICES—0.0%
Chime Financial, Inc.,Series G(a),*,@	6,689	238,061
(Cost $462,008)		238,061
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.1%
DATA CENTER—1.1%
Equinix, Inc.	7,520	$ 6,674,978
(Cost $6,156,460)		6,674,978
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		412,737
(Cost $475,000)		412,737
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(c)	1,237,260	1,237,260
(Cost $1,237,260)		1,237,260

Total Investments (Cost $308,418,954)	99.6%	$594,915,907
Affiliated Securities (Cost $475,000)		412,737
Unaffiliated Securities (Cost $307,943,954)		594,503,170
Other Assets in Excess of Liabilities	0.4%	2,251,263
NET ASSETS	100.0%	$597,167,170

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2024
Chime Financial, Inc.,Series G	8/24/21	$462,008	$238,061	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	475,000	412,737	0.1%
Total			$650,798	0.1%
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.1%
AEROSPACE & DEFENSE—4.1%
HEICO Corp.	29,587	$ 7,736,409
TransDigm Group, Inc.	4,355	6,215,151

		13,951,560
APPLICATION SOFTWARE—3.3%
AppLovin Corp., Cl. A*	74,922	9,781,067
Cadence Design Systems, Inc.*	5,624	1,524,273

		11,305,340
AUTOMOBILE MANUFACTURERS—1.0%
Tesla, Inc.*	13,549	3,544,825
BIOTECHNOLOGY—5.1%
AbbVie, Inc.	5,537	1,093,447
Amgen, Inc.	5,328	1,716,735
BioNTech SE ADR*	16,824	1,998,186
Natera, Inc.*	72,798	9,241,706
Regeneron Pharmaceuticals, Inc.*	1,500	1,576,860
Vertex Pharmaceuticals, Inc.*	1,824	848,306
Viking Therapeutics, Inc.*	17,423	1,103,050

		17,578,290
BROADLINE RETAIL—11.7%
Amazon.com, Inc.*	123,505	23,012,687
Coupang, Inc., Cl. A*	96,599	2,371,505
MercadoLibre, Inc.*	7,042	14,449,902

		39,834,094
BUILDING PRODUCTS—0.9%
Builders FirstSource, Inc.*	16,132	3,127,350
CARGO GROUND TRANSPORTATION—0.9%
Old Dominion Freight Line, Inc.	15,876	3,153,609
CASINOS & GAMING—1.1%
DraftKings, Inc., Cl. A*	100,167	3,926,546
COAL & CONSUMABLE FUELS—0.3%
Cameco Corp.	19,104	912,407
COMMUNICATIONS EQUIPMENT—0.5%
Arista Networks, Inc.*	4,281	1,643,133
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Wabtec Corp.	15,308	2,782,535
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
Vertiv Holdings Co., Cl. A	105,330	10,479,282
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Tetra Tech, Inc.	37,655	1,775,810
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.1% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—1.1% (CONT.)
Veralto Corp.	16,665	$ 1,864,147

		3,639,957
FINANCIAL EXCHANGES & DATA—0.7%
S&P Global, Inc.	4,452	2,299,992
HEALTHCARE EQUIPMENT—1.0%
Boston Scientific Corp.*	19,039	1,595,468
Intuitive Surgical, Inc.*	3,604	1,770,537

		3,366,005
HEALTHCARE TECHNOLOGY—0.9%
Veeva Systems, Inc., Cl. A*	14,358	3,013,314
HOTELS RESORTS & CRUISE LINES—1.1%
Trip.com Group Ltd. ADR*	65,760	3,908,117
INTERACTIVE HOME ENTERTAINMENT—1.4%
Roblox Corp., Cl. A*	76,023	3,364,778
Take-Two Interactive Software, Inc.*	10,372	1,594,280

		4,959,058
INTERACTIVE MEDIA & SERVICES—7.6%
Alphabet, Inc., Cl. C	48,408	8,093,333
Meta Platforms, Inc., Cl. A	27,965	16,008,285
Pinterest, Inc., Cl. A*	53,317	1,725,871

		25,827,489
LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	8,690	1,290,291
Thermo Fisher Scientific, Inc.	2,058	1,273,017

		2,563,308
MANAGED HEALTHCARE—1.0%
UnitedHealth Group, Inc.	5,898	3,448,443
MOVIES & ENTERTAINMENT—4.0%
Netflix, Inc.*	14,335	10,167,386
Spotify Technology SA*	9,074	3,344,041

		13,511,427
PASSENGER GROUND TRANSPORTATION—3.1%
Uber Technologies, Inc.*	138,757	10,428,976
PHARMACEUTICALS—1.0%
AstraZeneca PLC ADR	10,873	847,115
Bristol-Myers Squibb Co.	21,202	1,096,992
Eli Lilly & Co.	1,631	1,444,968

		3,389,075
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.5%
ASML Holding NV ADR	4,829	4,023,764
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.1% (CONT.)
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.5% (CONT.)
Lam Research Corp.	5,634	$ 4,597,795

		8,621,559
SEMICONDUCTORS—19.2%
Advanced Micro Devices, Inc.*	60,548	9,934,716
Astera Labs, Inc.*	101,961	5,341,737
Broadcom, Inc.	57,598	9,935,655
NVIDIA Corp.	253,216	30,750,551
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	55,438	9,627,917

		65,590,576
SYSTEMS SOFTWARE—10.2%
Crowdstrike Holdings, Inc., Cl. A*	11,716	3,285,987
Microsoft Corp.	68,912	29,652,834
ServiceNow, Inc.*	2,050	1,833,499

		34,772,320
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Apple, Inc.	57,342	13,360,686
TRANSACTION & PAYMENT PROCESSING SERVICES—0.9%
Block, Inc.*	23,033	1,546,205
Visa, Inc., Cl. A	5,303	1,458,060

		3,004,265
TOTAL COMMON STOCKS (Cost $186,578,863)		317,943,538
EXCHANGE TRADED FUNDS—2.3%
Alger 35 ETF(a)	353,188	7,876,092
(Cost $6,792,657)		7,876,092
MUTUAL FUNDS—2.5%
Alger 35 Fund, Cl. Z(a),*	559,471	8,559,911
(Cost $7,604,417)		8,559,911
REAL ESTATE INVESTMENT TRUST—0.3%
DATA CENTER—0.3%
Equinix, Inc.	888	788,216
(Cost $772,226)		788,216
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,650,948
(Cost $1,900,000)		1,650,948
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.5%
MONEY MARKET FUNDS—1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(c)	5,130,261	$ 5,130,261
(Cost $5,130,261)		5,130,261

Total Investments (Cost $208,778,424)	100.2%	$341,948,966
Affiliated Securities (Cost $16,297,074)		18,086,951
Unaffiliated Securities (Cost $192,481,350)		323,862,015
Liabilities in Excess of Other Assets	(0.2)%	(512,709)
NET ASSETS	100.0%	$341,436,257

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,900,000	$1,650,948	0.5%
Total			$1,650,948	0.5%
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.4%
AEROSPACE & DEFENSE—1.4%
General Dynamics Corp.	575	$ 173,765
TransDigm Group, Inc.	307	438,129

		611,894
APPLICATION SOFTWARE—0.9%
Adobe, Inc.*	708	366,588
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
BlackRock, Inc.	689	654,212
Blackstone, Inc.	3,710	568,112
Blue Owl Capital, Inc., Cl. A	10,974	212,457

		1,434,781
BIOTECHNOLOGY—3.2%
AbbVie, Inc.	4,970	981,476
Amgen, Inc.	747	240,691
Gilead Sciences, Inc.	1,784	149,570

		1,371,737
BROADLINE RETAIL—2.6%
Amazon.com, Inc.*	6,037	1,124,874
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	3,145	244,084
CABLE & SATELLITE—0.8%
Comcast Corp., Cl. A	8,545	356,925
COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,062	112,647
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	6,280	334,222
COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	2,199	227,157
CONSUMER ELECTRONICS—0.5%
Garmin, Ltd.	1,329	233,944
CONSUMER STAPLES MERCHANDISE RETAIL—1.1%
Walmart, Inc.	5,627	454,380
COPPER—0.7%
Southern Copper Corp.	2,722	314,854
DIVERSIFIED BANKS—4.6%
Bank of America Corp.	11,265	446,995
Fifth Third Bancorp	3,254	139,401
JPMorgan Chase & Co.	6,537	1,378,392

		1,964,788
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	3,402	287,571
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Eaton Corp. PLC	2,723	$ 902,511
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	1,637	361,204
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	210,372
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	1,802	199,157
HEALTHCARE EQUIPMENT—0.8%
Abbott Laboratories	1,138	129,743
Medtronic PLC	2,426	218,413

		348,156
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	2,295	929,934
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	3,512	608,278
INDUSTRIAL CONGLOMERATES—1.2%
Honeywell International, Inc.	2,589	535,172
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	1,384	412,072
INTEGRATED OIL & GAS—3.7%
Chevron Corp.	3,895	573,617
Exxon Mobil Corp.	6,232	730,515
TotalEnergies SE ADR	4,622	298,673

		1,602,805
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications, Inc.	7,543	338,756
INTERACTIVE MEDIA & SERVICES—7.8%
Alphabet, Inc., Cl. A	8,315	1,379,043
Alphabet, Inc., Cl. C	6,748	1,128,198
Meta Platforms, Inc., Cl. A	1,463	837,480

		3,344,721
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	8,283	863,420
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	604	133,532
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	745	129,846
MANAGED HEALTHCARE—2.7%
UnitedHealth Group, Inc.	2,005	1,172,283
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
MULTI-UTILITIES—1.1%
Consolidated Edison, Inc.	2,203	$ 229,398
Sempra	2,938	245,705

		475,103
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	226,185
PHARMACEUTICALS—5.8%
AstraZeneca PLC ADR	4,495	350,205
Bristol-Myers Squibb Co.	2,791	144,406
Eli Lilly & Co.	892	790,259
GSK PLC ADR	2,342	95,741
Johnson & Johnson	2,727	441,938
Merck & Co., Inc.	2,454	278,676
Novartis AG ADR	1,701	195,649
Pfizer, Inc.	6,356	183,943

		2,480,817
PROPERTY & CASUALTY INSURANCE—0.7%
The Hartford Financial Services Group, Inc.	2,413	283,793
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	1,121	276,304
RESTAURANTS—1.4%
McDonald's Corp.	1,094	333,134
Starbucks Corp.	2,588	252,304

		585,438
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.8%
KLA Corp.	2,123	1,644,073
SEMICONDUCTORS—8.1%
Broadcom, Inc.	13,377	2,307,532
QUALCOMM, Inc.	4,030	685,302
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,710	470,646

		3,463,480
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.4%
PepsiCo, Inc.	3,141	534,127
The Coca-Cola Co.	6,700	481,462

		1,015,589
SYSTEMS SOFTWARE—10.2%
Microsoft Corp.	9,574	4,119,692
Oracle Corp.	1,561	265,995

		4,385,687
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.4%
Apple, Inc.	14,339	3,340,987
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.4% (CONT.)
Dell Technologies, Inc., Cl. C	2,123	$ 251,660

		3,592,647
TOBACCO—1.2%
Altria Group, Inc.	5,134	262,039
Philip Morris International, Inc.	1,906	231,389

		493,428
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	1,319	261,914
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	2,299	632,110
TOTAL COMMON STOCKS (Cost $12,354,166)		41,349,233
MASTER LIMITED PARTNERSHIP—0.5%
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,055	197,560
(Cost $127,632)		197,560
REAL ESTATE INVESTMENT TRUST—3.1%
HEALTHCARE—0.8%
Welltower, Inc.	2,705	346,321
INDUSTRIAL—0.4%
Prologis, Inc.	1,199	151,410
RETAIL—0.7%
Simon Property Group, Inc.	1,876	317,081
SPECIALIZED—0.6%
Lamar Advertising Co., Cl. A	1,911	255,310
TELECOM TOWER—0.6%
Crown Castle, Inc.	2,202	261,223
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $785,677)		1,331,345
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(a)	59,468	$ 59,468
(Cost $59,468)		59,468

Total Investments (Cost $13,326,943)	100.1%	$42,937,606
Unaffiliated Securities (Cost $13,326,943)		42,937,606
Liabilities in Excess of Other Assets	(0.1)%	(52,888)
NET ASSETS	100.0%	$42,884,718

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.9%
ADVERTISING—1.7%
The Trade Desk, Inc., Cl. A*	22,525	$ 2,469,866
AEROSPACE & DEFENSE—3.2%
HEICO Corp.	12,102	3,164,431
TransDigm Group, Inc.	966	1,378,608

		4,543,039
APPLICATION SOFTWARE—17.0%
AppLovin Corp., Cl. A*	28,970	3,782,033
Cadence Design Systems, Inc.*	1,966	532,845
Clearwater Analytics Holdings, Inc., Cl. A*	101,764	2,569,541
Constellation Software, Inc.	1,257	4,075,907
Datadog, Inc., Cl. A*	17,427	2,005,151
Guidewire Software, Inc.*	19,349	3,539,706
Manhattan Associates, Inc.*	7,115	2,002,019
Palantir Technologies, Inc., Cl. A*	33,791	1,257,025
Procore Technologies, Inc.*	17,872	1,103,060
The Descartes Systems Group, Inc.*	31,405	3,231,642

		24,098,929
ASSET MANAGEMENT & CUSTODY BANKS—4.2%
Ares Management Corp., Cl. A	15,384	2,397,443
Blue Owl Capital, Inc., Cl. A	188,084	3,641,306

		6,038,749
AUTOMOTIVE RETAIL—0.6%
AutoZone, Inc.*	279	878,861
BIOTECHNOLOGY—3.2%
Natera, Inc.*	19,363	2,458,133
Vaxcyte, Inc.*	17,729	2,025,893

		4,484,026
BUILDING PRODUCTS—1.4%
Builders FirstSource, Inc.*	6,517	1,263,386
Trex Co., Inc.*	11,075	737,373

		2,000,759
CARGO GROUND TRANSPORTATION—2.6%
Old Dominion Freight Line, Inc.	18,415	3,657,956
CONSTRUCTION & ENGINEERING—0.4%
WillScot Holdings Corp.*	15,818	594,757
CONSTRUCTION MATERIALS—1.6%
Martin Marietta Materials, Inc.	4,149	2,233,199
ELECTRICAL COMPONENTS & EQUIPMENT—4.4%
Vertiv Holdings Co., Cl. A	63,102	6,278,018
ELECTRONIC COMPONENTS—1.9%
Amphenol Corp., Cl. A	41,509	2,704,726
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.9% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—4.3%
GFL Environmental, Inc.	151,939	$ 6,059,327
FINANCIAL EXCHANGES & DATA—2.1%
MSCI, Inc., Cl. A	5,092	2,968,280
HEALTHCARE EQUIPMENT—2.4%
Dexcom, Inc.*	10,556	707,674
IDEXX Laboratories, Inc.*	5,363	2,709,495

		3,417,169
HEALTHCARE TECHNOLOGY—1.6%
Veeva Systems, Inc., Cl. A*	10,919	2,291,570
HOME IMPROVEMENT RETAIL—0.9%
Floor & Decor Holdings, Inc., Cl. A*	10,483	1,301,674
HOMEBUILDING—2.0%
NVR, Inc.*	290	2,845,422
HOMEFURNISHING RETAIL—1.0%
Wayfair, Inc., Cl. A*	26,041	1,462,983
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	12,050	2,777,525
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Paylocity Holding Corp.*	5,692	939,009
INSURANCE BROKERS—0.8%
Ryan Specialty Holdings, Inc., Cl. A	17,363	1,152,730
INTERACTIVE HOME ENTERTAINMENT—0.9%
Roblox Corp., Cl. A*	30,093	1,331,916
INTERACTIVE MEDIA & SERVICES—2.5%
Pinterest, Inc., Cl. A*	109,057	3,530,175
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Cloudflare, Inc., Cl. A*	14,284	1,155,433
MongoDB, Inc., Cl. A*	4,453	1,203,868

		2,359,301
IT CONSULTING & OTHER SERVICES—1.4%
Globant SA*	10,175	2,016,074
LIFE SCIENCES TOOLS & SERVICES—3.7%
Mettler-Toledo International, Inc.*	731	1,096,281
Repligen Corp.*	18,916	2,815,079
West Pharmaceutical Services, Inc.	4,358	1,308,097

		5,219,457
MOVIES & ENTERTAINMENT—2.4%
Spotify Technology SA*	9,327	3,437,279
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Diamondback Energy, Inc.	17,407	3,000,967
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.9% (CONT.)
PROPERTY & CASUALTY INSURANCE—2.0%
Intact Financial Corp.	15,112	$ 2,901,835
REAL ESTATE SERVICES—3.9%
CoStar Group, Inc.*	26,395	1,991,239
FirstService Corp.	19,742	3,602,125

		5,593,364
RESEARCH & CONSULTING SERVICES—2.5%
TransUnion	23,572	2,467,989
Verisk Analytics, Inc.	3,842	1,029,502

		3,497,491
RESTAURANTS—3.2%
Chipotle Mexican Grill, Inc.*	30,790	1,774,120
Domino's Pizza, Inc.	6,534	2,810,535

		4,584,655
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.6%
Onto Innovation, Inc.*	4,225	876,941
SEMICONDUCTORS—5.0%
Astera Labs, Inc.*	27,580	1,444,916
Lattice Semiconductor Corp.*	32,721	1,736,504
Marvell Technology, Inc.	27,211	1,962,457
Monolithic Power Systems, Inc.	2,158	1,995,071

		7,138,948
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	16,833	527,883
TRADING COMPANIES & DISTRIBUTORS—2.6%
Ferguson Enterprises, Inc.	18,708	3,714,848
TOTAL COMMON STOCKS (Cost $100,776,401)		134,929,708
EXCHANGE TRADED FUNDS—3.5%
Alger Mid Cap 40 ETF(a),*	289,303	4,952,376
(Cost $5,791,537)		4,952,376
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(b),*,@	170,419	—
(Cost $766,885)		—
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Tolero CDR(b),*,@	425,098	148,784
(Cost $227,341)		148,784
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		$ 760,305
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		282,399

		1,042,704
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,200,000)		1,042,704
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—1.4%
MONEY MARKET FUNDS—1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(c)	1,937,166	1,937,166
(Cost $1,937,166)		1,937,166

Total Investments (Cost $110,699,330)	100.6%	$143,010,738
Affiliated Securities (Cost $6,991,537)		5,995,080
Unaffiliated Securities (Cost $103,707,793)		137,015,658
Liabilities in Excess of Other Assets	(0.6)%	(815,858)
NET ASSETS	100.0%	$142,194,880

CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$875,000	$760,305	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	282,399	0.2%
Prosetta Biosciences, Inc., Series D	2/16/15	766,885	—	0.0%
Tolero CDR	2/16/17	227,341	148,784	0.1%
Total			$1,191,488	0.8%
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.7%
AEROSPACE & DEFENSE—0.5%
Bombardier, Inc., Cl. B*	10,846	$ 825,289
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Capri Holdings, Ltd.*	33,946	1,440,668
APPAREL RETAIL—2.8%
Abercrombie & Fitch Co., Cl. A*	6,610	924,739
Aritzia, Inc.*	43,083	1,619,216
Victoria's Secret & Co.*	69,753	1,792,652

		4,336,607
APPLICATION SOFTWARE—21.9%
ACI Worldwide, Inc.*	8,592	437,333
AppFolio, Inc., Cl. A*	11,607	2,732,288
BILL Holdings, Inc.*	7,925	418,123
Blackbaud, Inc.*	25,201	2,134,021
BlackLine, Inc.*	31,030	1,710,994
Guidewire Software, Inc.*	22,123	4,047,182
InterDigital, Inc.	8,528	1,207,821
Manhattan Associates, Inc.*	21,871	6,154,062
nCino, Inc.*	46,315	1,463,091
Q2 Holdings, Inc.*	57,411	4,579,675
SPS Commerce, Inc.*	28,850	5,601,804
Vertex, Inc., Cl. A*	92,716	3,570,493

		34,056,887
AUTOMOTIVE PARTS & EQUIPMENT—0.1%
Modine Manufacturing Co.*	1,544	205,028
BIOTECHNOLOGY—16.9%
Absci Corp.*	339,522	1,296,974
Akero Therapeutics, Inc.*	55,333	1,587,504
Blueprint Medicines Corp.*	7,126	659,155
Cabaletta Bio, Inc.*	218,897	1,033,194
CareDx, Inc.*	58,797	1,835,936
Centessa Pharmaceuticals PLC ADR*	29,578	472,952
Denali Therapeutics, Inc.*	26,192	762,973
Insmed, Inc.*	20,222	1,476,206
Instil Bio, Inc.*	8,942	601,976
Keros Therapeutics, Inc.*	13,247	769,253
Larimar Therapeutics, Inc.*	200,544	1,313,563
Merus NV*	13,152	657,074
MoonLake Immunotherapeutics*	30,605	1,543,104
Natera, Inc.*	8,184	1,038,959
Nurix Therapeutics, Inc.*	31,132	699,536
Nuvalent, Inc., Cl. A*	27,129	2,775,297
ORIC Pharmaceuticals, Inc.*	60,349	618,577
Revolution Medicines, Inc.*	32,882	1,491,199
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
BIOTECHNOLOGY—16.9% (CONT.)
Twist Bioscience Corp.*	26,830	$ 1,212,179
Vaxcyte, Inc.*	22,303	2,548,564
Viking Therapeutics, Inc.*	30,251	1,915,191

		26,309,366
BROADLINE RETAIL—0.0%
Ollie's Bargain Outlet Holdings, Inc.*	478	46,462
BUILDING PRODUCTS—2.2%
CSW Industrials, Inc.	7,801	2,858,208
The AZEK Co., Inc., Cl. A*	12,683	593,565

		3,451,773
CONSTRUCTION & ENGINEERING—1.3%
Construction Partners, Inc., Cl. A*	9,077	633,575
Tutor Perini Corp.*	50,447	1,370,140

		2,003,715
CONSUMER STAPLES MERCHANDISE RETAIL—1.4%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,147,532
EDUCATION SERVICES—0.6%
Duolingo, Inc.*	3,170	894,003
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
908 Devices, Inc.*	207,424	719,761
Novanta, Inc.*	224	40,078

		759,839
ELECTRONIC MANUFACTURING SERVICES—0.7%
Fabrinet*	4,902	1,159,029
ENVIRONMENTAL & FACILITIES SERVICES—0.0%
Casella Waste Systems, Inc., Cl. A*	348	34,623
FOOD RETAIL—0.4%
Grocery Outlet Holding Corp.*	36,010	631,975
FOOTWEAR—2.0%
On Holding AG, Cl. A*	63,007	3,159,801
HEALTHCARE EQUIPMENT—2.1%
Glaukos Corp.*	12,683	1,652,341
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	1,021,479
Tandem Diabetes Care, Inc.*	14,383	609,983

		3,283,803
HEALTHCARE SERVICES—0.6%
Guardant Health, Inc.*	42,329	971,027
HEALTHCARE SUPPLIES—1.5%
Neogen Corp.*	140,497	2,361,755
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
HEALTHCARE TECHNOLOGY—0.5%
Health Catalyst, Inc.*	88,344	$ 719,120
HOMEFURNISHING RETAIL—0.7%
RH*	3,389	1,133,383
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—4.1%
Gates Industrial Corp. PLC*	194,978	3,421,864
RBC Bearings, Inc.*	9,901	2,964,161

		6,386,025
INTERACTIVE MEDIA & SERVICES—0.2%
Reddit, Inc., Cl. A*	5,335	351,683
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Wix.com Ltd.*	9,438	1,577,750
INVESTMENT BANKING & BROKERAGE—0.3%
Piper Sandler Cos.	1,671	474,246
LEISURE FACILITIES—1.1%
Planet Fitness, Inc., Cl. A*	20,418	1,658,350
LIFE SCIENCES TOOLS & SERVICES—5.2%
10X Genomics, Inc., Cl. A*	19,365	437,262
Bio-Techne Corp.	50,714	4,053,570
CryoPort, Inc.*	151,946	1,232,282
MaxCyte, Inc.*	135,576	527,391
Repligen Corp.*	8,101	1,205,591
Tempus AI, Inc.*	10,839	613,487

		8,069,583
OIL & GAS EQUIPMENT & SERVICES—0.6%
Weatherford International PLC	11,872	1,008,170
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Magnolia Oil & Gas Corp., Cl. A	228,390	5,577,284
OTHER SPECIALTY RETAIL—0.7%
Five Below, Inc.*	12,173	1,075,485
PERSONAL CARE PRODUCTS—0.4%
Oddity Tech, Ltd., Cl. A*	15,144	611,515
PHARMACEUTICALS—0.9%
Alto Neuroscience, Inc.*	50,478	577,468
Structure Therapeutics, Inc. ADR*	17,495	767,856

		1,345,324
RESTAURANTS—10.6%
Cava Group, Inc.*	12,511	1,549,487
Kura Sushi USA, Inc., Cl. A*	33,216	2,675,881
Shake Shack, Inc., Cl. A*	27,985	2,888,332
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
RESTAURANTS—10.6% (CONT.)
Wingstop, Inc.	22,481	$ 9,353,895

		16,467,595
SEMICONDUCTORS—2.3%
Astera Labs, Inc.*	11,655	610,606
Impinj, Inc.*	316	68,420
Rambus, Inc.*	7,673	323,954
Universal Display Corp.	12,336	2,589,326

		3,592,306
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.3%
Celsius Holdings, Inc.*	12,320	386,355
SPECIALIZED CONSUMER SERVICES—0.2%
European Wax Center, Inc., Cl. A*	54,982	373,878
SPECIALTY CHEMICALS—0.8%
Balchem Corp.	6,949	1,223,024
SYSTEMS SOFTWARE—1.7%
CyberArk Software Ltd.*	3,216	937,818
Rapid7, Inc.*	12,630	503,811
Varonis Systems, Inc.*	20,029	1,131,638

		2,573,267
TRADING COMPANIES & DISTRIBUTORS—0.7%
SiteOne Landscape Supply, Inc.*	129	19,467
Xometry, Inc., Cl. A*	54,573	1,002,506

		1,021,973
TRANSACTION & PAYMENT PROCESSING SERVICES—0.4%
Marqeta, Inc., Cl. A*	126,785	623,782
TOTAL COMMON STOCKS (Cost $101,007,319)		144,329,280
PREFERRED STOCKS—0.1%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	85,998	—
(Cost $386,992)		—
HEALTHCARE EQUIPMENT—0.1%
Impulse Dynamics PLC, Series F-1(a),*,@	195,376	197,330
(Cost $194,849)		197,330
TOTAL PREFERRED STOCKS (Cost $581,841)		197,330
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Mirati Therapeutics, Inc. CVR*,@	6,941	7,774
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1% (CONT.)
BIOTECHNOLOGY—0.1% (CONT.)
Tolero CDR*,@	287,830	$ 100,740

		108,514
PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	49,704
(Cost $0)		49,704
TOTAL RIGHTS (Cost $155,594)		158,218
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,216,488
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		260,676

		1,477,164
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		1,477,164
SHORT-TERM SECURITIES—6.3%
MONEY MARKET FUNDS—6.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(c)	9,754,064	9,754,064
(Cost $9,754,064)		9,754,064

Total Investments (Cost $113,198,818)	100.2%	$155,916,056
Affiliated Securities (Cost $1,700,000)		1,477,164
Unaffiliated Securities (Cost $111,498,818)		154,438,892
Liabilities in Excess of Other Assets	(0.2)%	(274,050)
NET ASSETS	100.0%	$155,642,006

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,400,000	$1,216,488	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	300,000	260,676	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	49,704	0.0%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	1,021,479	0.6%
Impulse Dynamics PLC, Series F-1	2/5/24	194,849	197,330	0.1%
Mirati Therapeutics, Inc. CVR	1/24/24	—	7,774	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15-10/2/23	386,992	—	0.0%
Tolero CDR	2/6/17	155,594	100,740	0.1%
Total			$2,854,191	1.8%
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—72.6%
AEROSPACE & DEFENSE—1.1%
General Dynamics Corp.	607	$ 183,435
TransDigm Group, Inc.	331	472,380

		655,815
APPLICATION SOFTWARE—0.6%
Adobe, Inc.*	757	391,959
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
BlackRock, Inc.	765	726,375
Blackstone, Inc.	4,076	624,158
Blue Owl Capital, Inc., Cl. A	11,677	226,067

		1,576,600
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	5,394	1,065,207
Amgen, Inc.	731	235,535
Gilead Sciences, Inc.	1,909	160,051

		1,460,793
BROADLINE RETAIL—2.0%
Amazon.com, Inc.*	6,524	1,215,617
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,333	258,674
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	9,516	397,483
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,203	120,350
COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc.	6,934	369,027
COMPUTER & ELECTRONICS RETAIL—0.4%
Best Buy Co., Inc.	2,346	242,342
CONSUMER ELECTRONICS—0.4%
Garmin, Ltd.	1,555	273,727
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc.	6,186	499,520
COPPER—0.6%
Southern Copper Corp.	3,094	357,883
DIVERSIFIED BANKS—3.5%
Bank of America Corp.	12,245	485,882
Fifth Third Bancorp	3,473	148,783
JPMorgan Chase & Co.	7,163	1,510,390

		2,145,055
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,710	313,606
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.6% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp. PLC	2,963	$ 982,057
FINANCIAL EXCHANGES & DATA—0.6%
CME Group, Inc., Cl. A	1,780	392,757
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,852	222,627
HEALTHCARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	2,215	244,802
HEALTHCARE EQUIPMENT—0.6%
Abbott Laboratories	1,226	139,776
Medtronic PLC	2,597	233,808

		373,584
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	2,507	1,015,836
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	3,862	668,898
INDUSTRIAL CONGLOMERATES—0.9%
Honeywell International, Inc.	2,822	583,336
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,507	448,694
INTEGRATED OIL & GAS—2.8%
Chevron Corp.	4,198	618,239
Exxon Mobil Corp.	6,773	793,931
TotalEnergies SE ADR	4,927	318,383

		1,730,553
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications, Inc.	8,155	366,241
INTERACTIVE MEDIA & SERVICES—5.9%
Alphabet, Inc., Cl. A	9,074	1,504,923
Alphabet, Inc., Cl. C	7,323	1,224,333
Meta Platforms, Inc., Cl. A	1,578	903,310

		3,632,566
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	9,056	943,997
IT CONSULTING & OTHER SERVICES—0.2%
International Business Machines Corp.	645	142,597
LEISURE FACILITIES—0.2%
Vail Resorts, Inc.	783	136,469
MANAGED HEALTHCARE—2.1%
UnitedHealth Group, Inc.	2,176	1,272,264
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.6% (CONT.)
MULTI-UTILITIES—0.8%
Consolidated Edison, Inc.	2,316	$ 241,165
Sempra	2,872	240,185

		481,350
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,628	239,490
PHARMACEUTICALS—4.4%
AstraZeneca PLC ADR	5,015	390,719
Bristol-Myers Squibb Co.	2,952	152,736
Eli Lilly & Co.	979	867,335
GSK PLC ADR	2,968	121,332
Johnson & Johnson	3,053	494,769
Merck & Co., Inc.	2,724	309,337
Novartis AG ADR	1,792	206,116
Pfizer, Inc.	6,956	201,307

		2,743,651
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,582	303,669
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,184	291,832
RESTAURANTS—1.0%
McDonald's Corp.	1,186	361,149
Starbucks Corp.	2,764	269,462

		630,611
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.9%
KLA Corp.	2,332	1,805,924
SEMICONDUCTORS—6.1%
Broadcom, Inc.	14,550	2,509,875
QUALCOMM, Inc.	4,377	744,309
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,951	512,500

		3,766,684
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
PepsiCo, Inc.	3,379	574,599
The Coca-Cola Co.	7,258	521,560

		1,096,159
SYSTEMS SOFTWARE—7.7%
Microsoft Corp.	10,393	4,472,108
Oracle Corp.	1,703	290,191

		4,762,299
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.	15,587	3,631,771
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.6% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3% (CONT.)
Dell Technologies, Inc., Cl. C	2,262	$ 268,138

		3,899,909
TOBACCO—0.9%
Altria Group, Inc.	5,538	282,660
Philip Morris International, Inc.	2,015	244,621

		527,281
TRADING COMPANIES & DISTRIBUTORS—0.4%
Ferguson Enterprises, Inc.	1,403	278,594
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Visa, Inc., Cl. A	2,530	695,624
TOTAL COMMON STOCKS (Cost $15,065,416)		44,958,806
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	4,434	216,025
(Cost $139,841)		216,025
REAL ESTATE INVESTMENT TRUST—2.3%
HEALTHCARE—0.6%
Welltower, Inc.	2,974	380,761
INDUSTRIAL—0.3%
Prologis, Inc.	1,262	159,365
RETAIL—0.6%
Simon Property Group, Inc.	2,074	350,548
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	2,052	274,147
TELECOM TOWER—0.4%
Crown Castle, Inc.	2,371	281,272
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $885,720)		1,446,093

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—23.9%
AGRICULTURAL & FARM MACHINERY—1.6%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	989,502
APPLICATION SOFTWARE—0.8%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	502,109
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	475,846
BIOTECHNOLOGY—1.6%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	993,781
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—23.9% (CONT.)
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	$ 510,541
CONSUMER FINANCE—0.9%
American Express Co., 5.85%, 11/5/27	500,000	525,645
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 3.9%, 9/9/25	500,000	499,174
DIVERSIFIED BANKS—1.7%
Citibank N.A., 4.929%, 8/6/26	500,000	507,612
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	511,394

		1,019,006
HEALTHCARE SERVICES—0.8%
Haleon UK Capital PLC, 3.125%, 3/24/25(a)	500,000	495,638
HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	494,778
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc., 4.7%, 2/1/30	500,000	513,959
MANAGED HEALTHCARE—1.6%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	995,528
MULTI-UTILITIES—0.8%
Sempra, 5.4%, 8/1/26	500,000	509,561
PHARMACEUTICALS—2.5%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	515,792
Johnson & Johnson, 4.8%, 6/1/29	500,000	520,517
Novartis Capital Corp., 3.8%, 9/18/29	500,000	496,894

		1,533,203
RESTAURANTS—0.8%
McDonald's Corp., 4.8%, 8/14/28	500,000	513,530
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
KLA Corp., 4.65%, 11/1/24	500,000	499,515
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	510,862
SPECIALTY CHEMICALS—0.9%
Ecolab, Inc., 5.25%, 1/15/28	500,000	520,457
SYSTEMS SOFTWARE—0.8%
Oracle Corp., 5.8%, 11/10/25	500,000	507,978
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Apple, Inc., 1.125%, 5/11/25	1,200,000	1,175,965
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Mastercard, Inc., 4.35%, 1/15/32	500,000	502,613
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—23.9% (CONT.)
WIRELESS TELECOMMUNICATION SERVICES—0.8%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	$ 497,943
TOTAL CORPORATE BONDS (Cost $14,723,315)		14,787,134
U.S. GOVERNMENT BONDS—0.9%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	548,485
(Cost $548,969)		548,485

	SHARES	VALUE
SHORT-TERM SECURITIES—0.9%
MONEY MARKET FUNDS—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(b)	590,671	590,671
(Cost $590,671)		590,671

Total Investments (Cost $31,953,932)	100.9%	$62,547,214
Unaffiliated Securities (Cost $31,953,932)		62,547,214
Liabilities in Excess of Other Assets	(0.9)%	(585,368)
NET ASSETS	100.0%	$61,961,846

ADR	American Depositary Receipts

(a)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 0.8% of the net assets of the Fund.

(b)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of  shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of  long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of  life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
On May 23, 2023, the Board of Trustees of the Trust (the "Board") approved the transition of the Funds' custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolios' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Portfolios' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolios' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$86,115,152	$86,115,152	$—	$—
Consumer Discretionary	70,087,642	70,087,642	—	—
Energy	3,198,630	3,198,630	—	—
Financials	21,691,369	21,691,369	—	—
Healthcare	62,284,763	62,284,763	—	—
Industrials	52,534,509	52,534,509	—	—
Information Technology	277,173,502	277,173,502	—	—
Materials	3,845,722	3,845,722	—	—
Utilities	9,421,582	9,421,582	—	—
TOTAL COMMON STOCKS	$586,352,871	$586,352,871	$—	$—
PREFERRED STOCKS
Financials	238,061	—	—	238,061
REAL ESTATE INVESTMENT TRUST
Real Estate	6,674,978	6,674,978	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	412,737	—	—	412,737
SHORT-TERM INVESTMENTS
Money Market Funds	1,237,260	1,237,260	—	—
TOTAL INVESTMENTS IN SECURITIES	$594,915,907	$594,265,109	$—	$650,798

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$44,297,974	$44,297,974	$—	$—
Consumer Discretionary	51,213,582	51,213,582	—	—
Energy	912,407	912,407	—	—
Financials	5,304,257	5,304,257	—	—
Healthcare	33,358,435	33,358,435	—	—
Industrials	47,563,269	47,563,269	—	—
Information Technology	135,293,614	135,293,614	—	—
TOTAL COMMON STOCKS	$317,943,538	$317,943,538	$—	$—
EXCHANGE TRADED FUNDS	7,876,092	7,876,092	—	—
MUTUAL FUNDS	8,559,911	8,559,911	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	788,216	788,216	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,650,948	—	—	1,650,948
SHORT-TERM INVESTMENTS
Money Market Funds	5,130,261	5,130,261	—	—
TOTAL INVESTMENTS IN SECURITIES	$341,948,966	$340,298,018	$—	$1,650,948

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,040,402	$4,040,402	$—	$—
Consumer Discretionary	3,231,193	3,231,193	—	—
Consumer Staples	2,782,047	2,782,047	—	—
Energy	1,828,990	1,828,990	—	—
Financials	5,540,096	5,540,096	—	—
Healthcare	5,572,150	5,572,150	—	—
Industrials	2,831,879	2,831,879	—	—
Information Technology	13,920,229	13,920,229	—	—
Materials	839,573	839,573	—	—
Utilities	762,674	762,674	—	—
TOTAL COMMON STOCKS	$41,349,233	$41,349,233	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	197,560	197,560	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,331,345	1,331,345	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	59,468	59,468	—	—
TOTAL INVESTMENTS IN SECURITIES	$42,937,606	$42,937,606	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,769,236	$10,769,236	$—	$—
Consumer Discretionary	13,851,120	13,851,120	—	—
Consumer Staples	527,883	527,883	—	—
Energy	3,000,967	3,000,967	—	—
Financials	13,061,594	13,061,594	—	—
Healthcare	15,412,222	15,412,222	—	—
Industrials	31,285,204	31,285,204	—	—
Information Technology	39,194,919	39,194,919	—	—
Materials	2,233,199	2,233,199	—	—
Real Estate	5,593,364	5,593,364	—	—
TOTAL COMMON STOCKS	$134,929,708	$134,929,708	$—	$—
EXCHANGE TRADED FUNDS	4,952,376	4,952,376	—	—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	148,784	—	—	148,784
SPECIAL PURPOSE VEHICLE
Information Technology	1,042,704	—	—	1,042,704
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,937,166	1,937,166	—	—
TOTAL INVESTMENTS IN SECURITIES	$143,010,738	$141,819,250	$—	$1,191,488

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$351,683	$351,683	$—	$—
Consumer Discretionary	30,791,260	30,791,260	—	—
Consumer Staples	3,777,377	3,777,377	—	—
Energy	6,585,454	6,585,454	—	—
Financials	1,098,028	1,098,028	—	—
Healthcare	43,059,978	42,038,499	—	1,021,479
Industrials	13,723,398	13,723,398	—	—
Information Technology	43,719,078	43,719,078	—	—
Materials	1,223,024	1,223,024	—	—
TOTAL COMMON STOCKS	$144,329,280	$143,307,801	$—	$1,021,479
PREFERRED STOCKS
Healthcare	197,330 [1]	—	—	197,330 [1]
RIGHTS
Healthcare	158,218	—	—	158,218
SPECIAL PURPOSE VEHICLE
Information Technology	1,477,164	—	—	1,477,164

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$9,754,064	$9,754,064	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$155,916,056	$153,061,865	$—	$2,854,191

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,396,290	$4,396,290	$—	$—
Consumer Discretionary	3,514,602	3,514,602	—	—
Consumer Staples	3,014,485	3,014,485	—	—
Energy	1,970,043	1,970,043	—	—
Financials	6,057,702	6,057,702	—	—
Healthcare	6,095,094	6,095,094	—	—
Industrials	3,050,308	3,050,308	—	—
Information Technology	15,138,399	15,138,399	—	—
Materials	926,927	926,927	—	—
Utilities	794,956	794,956	—	—
TOTAL COMMON STOCKS	$44,958,806	$44,958,806	$—	$—
CORPORATE BONDS
Communication Services	497,943	—	497,943	—
Consumer Discretionary	1,994,695	—	1,994,695	—
Consumer Staples	1,010,036	—	1,010,036	—
Financials	2,047,264	—	2,047,264	—
Healthcare	4,018,150	—	4,018,150	—
Industrials	1,503,461	—	1,503,461	—
Information Technology	2,685,567	—	2,685,567	—
Materials	520,457	—	520,457	—
Utilities	509,561	—	509,561	—
TOTAL CORPORATE BONDS	$14,787,134	$—	$14,787,134	$—
MASTER LIMITED PARTNERSHIP
Energy	216,025	216,025	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,446,093	1,446,093	—	—
U.S. GOVERNMENT BONDS	548,485	—	548,485	—
SHORT-TERM INVESTMENTS
Money Market Funds	590,671	590,671	—	—
TOTAL INVESTMENTS IN SECURITIES	$62,547,214	$47,211,595	$15,335,619	$—

[1]
Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc.,
Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2024.

[2]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of September 30, 2024.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$245,821
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(7,760)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	238,061
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(7,760)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$426,208
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(13,471)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	412,737
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(13,471)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,704,832
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(53,884)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	1,650,948
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(53,884)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$301,820
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(153,036)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	148,784
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(153,036)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,076,736
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(34,032)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	1,042,704
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(34,032)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2024	$1,378,417
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(356,938)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	1,021,479
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(356,938)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,481
Purchases and sales
Purchases	194,849
Sales/Distributions	—
Closing balance at September 30, 2024	197,330*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$2,481

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$204,359
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(46,141)
Purchases and sales
Purchases	—*
Sales/Distributions	—
Closing balance at September 30, 2024	158,218
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(46,141)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,525,376
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(48,212)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2024	1,477,164
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2024	$(48,212)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Portfolio's Level 3 fair value measurements of each Portfolio's investments as of September 30, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value September 30, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$238,061	Market Approach	Revenue Multiple	8.50X-10.50X	N/A*
Special Purpose Vehicle	412,737	Market Approach	Revenue Multiple	8.50X-10.50X	N/A*
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	1,650,948	Market Approach	Revenue Multiple	8.50X-10.50X	N/A*
Alger Mid Cap Growth Portfolio
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
Rights	148,784	Income Approach	Discount Rate Probability of Success	6.47%-7.56% 0.00%-17.50%	N/A* N/A*
Special Purpose Vehicle	1,042,704	Market Approach	Revenue Multiple	8.50X-10.50X	N/A*
Alger Small Cap Portfolio
Common Stocks	1,021,479	Market Approach	Revenue Multiple	17.37X-20.63X	N/A*
Preferred Stocks	197,330	Income Approach Market Approach	Discount Rate Revenue Multiple	100% 17.37X-20.63X	N/A* N/A*
Rights	158,218	Income Approach	Discount Rate Probability of Success	4.57%-7.56% 0%-44%	6.75% 16.38%
Special Purpose Vehicle	1,477,164	Market Approach	Revenue Multiple	8.50X-10.50X	N/A*

*	Each security type listed represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2024.
The significant unobservable inputs used in the fair value measurement of each Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended September 30, 2024, there were no changes in valuation methodology on Level 3 investments.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Affiliated Securities:

During the period ended September 30, 2024, as disclosed in the following table, certain Portfolios  held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio(s) for purposes of the 1940 Act. Transactions during the period ended September 30, 2024 with such affiliated persons are summarized below. During this period, other Portfolios in the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at September 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2024
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					$—	$—	$(13,471)	$412,737
Total					$—	$—	$(13,471)	$412,737

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at September 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2024
Alger Large Cap Growth Portfolio
EXCHANGE TRADED FUNDS
Alger 35 ETF	355,688	—	(2,500)	353,188	$—	$(737)	$1,761,434	$7,876,092
MUTUAL FUNDS
Alger 35 Fund	559,471	—	—	559,471	—	—	1,935,771	8,559,911
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	(53,884)	1,650,948
Total					$—	$(737)	$3,643,321	$18,086,951

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at September 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2024
Alger Mid Cap Growth Portfolio
EXCHANGE TRADED FUNDS
Alger Mid Cap 40 ETF	313,018	—	(23,715)	289,303	$—	$(20,576)	$1,169,262	$4,952,376
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	(24,815)	760,305
Crosslink Ventures C, LLC, Cl. B1					—	—	(9,217)	282,399
Total					$—	$(20,576)	$1,135,230	$5,995,080

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at September 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2024
Alger Small Cap Growth Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					$—	$—	$(39,704)	$1,216,488
Crosslink Ventures C, LLC, Cl. B1					—	—	(8,508)	260,676
Total					$—	$—	$(48,212)	$1,477,164

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
September 30, 2024.